FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [X]; Amendment Number:1

Institutional Investment Management Filing this Report:

Name: Sands Capital Management, Inc.
            1100 Wilson Boulevard, Suite 3050
            Arlington, VA    22209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert C. Hancock
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-562-4000
Signature, Place and Date of Signing:

Robert C. Hancock Arlington, Virginia June 17, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total:  1358568(in thousands)


                                                       FORM 13F INFORMATION TABLE
                                               Value    Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer     Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Abbott Laboratories   COM         002824100     211      4400   SH    SOLE                              4400
American Express      COM         025816109     360      9300   SH    SOLE                              9300
Auto Data Processing  COM         053015103   56499   1136803   SH    SOLE                           1136803
BP Amoco              SPON ADR    055622104     289      5805   SH    SOLE                              5805
Capital One Financial COM	  14040H105    1383     23000   SH    SOLE                             23000
Cisco Systems         COM         17275R102   83707   4599340   SH    SOLE                           4599340
Citigroup             COM         172967101    1542     29195   SH    SOLE                             29195
Dell Computer         COM         247025109   40617   1553254   SH    SOLE                           1553254
EMC Corp              COM         268648102   57297   1958888   SH    SOLE                           1958888
Ebay, Inc.            COM         278642103   59359    866695   SH    SOLE                            866695
First Data Corp       COM         319963104   53440    830467   SH    SOLE                            830467
Franklin Electric     COM         353514102     227      3000   SH    SOLE                              3000
General Electric      COM         369604103   89931   1844751   SH    SOLE                           1844751
Harley-Davidson       COM         412822108   96454   2048735   SH    SOLE                           2048735
Honeywell	      COM         438516106     215      6165   SH    SOLE                              6165
Home Depot            COM         437076102   86073   1849047   SH    SOLE                           1849047
Hewlett-Packard       COM         428236103     208      7300   SH    SOLE                              7300
Intel Corp            COM         458140100  100391   3432196   SH    SOLE                           3432196
Intl Business Machs   COM         459200101     632      5600   SH    SOLE                              5600
JDS Uniphase          COM         46612J101   10253    820289   SH    SOLE                            820289
Johnson & Johnson     COM         478160104    1327     26550   SH    SOLE                             26550
Kohls Corp	      COM         500255104    3623     57767   SH    SOLE                             57767
Marsh & McLennan      COM         571748102     206      2045   SH    SOLE                              2045
MBNA Corp             COM         55262L950    1615     48950   SH    SOLE                             48950
Medtronic             COM         585055106   54492   1184366   SH    SOLE                           1184366
Merck & Company       COM         589331107   56351    881725   SH    SOLE                            881725
Microsoft             COM         594918104  121258   1661077   SH    SOLE                           1661077
Nokia Corp            SPON ADR    654902204   44408   2001300   SH    SOLE                           2001300
Oracle		      COM	  68389X105	210     11105   SH    SOLE                             11105
Pfizer                COM         717081103   72687   1814923   SH    SOLE                           1814923
Price Group           COM         74144T108   24970    667835   SH    SOLE                            667835
Charles Schwab & Co   COM         808512105   31793   2018631   SH    SOLE                           2018631
Staples               COM         855030102   27519   1721033   SH    SOLE                           1721033
Sun Microsystems      COM         866810104   28128   1789321   SH    SOLE                           1789321
Texas Instruments     COM         882508104     339     10630   SH    SOLE                             10630
Tiffany & Co.         COM         886547108   36706   1013425   SH    SOLE                           1013425
Veritas Software      COM         923436109   38245    574864   SH    SOLE                            574864
Wal-Mart              COM         931142103   75319   1543426   SH    SOLE                           1543426
Walgreen              COM         931422109     284      8250   SH    SOLE                              8250